Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash and cash equivalents	$ 492.8	$ 547.5	$ 517.6	$ 415.5
Fair Value Option Aggregate Differences Long Term Debt Instruments	63.8	1.5
Notional amount	700.0
Unbilled Receivables, Current	37.2
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accrued claims payable	14.5	15.2
Accrued claims recoverable	20.4	18.6
Check guarantee losses, net of anticipated recoveries excluding service fees	57.2	57.3	54.7
Amount paid to merchant customers, net of amounts recovered from check writers	51.9	53.7	53.0
Purchase of common shares, shares	4.4	4.2	2.1
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	22.00%	21.00%	20.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Processing Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	75.00%	76.00%	80.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Professional Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	15.00%	12.00%	9.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Software Licensing [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	7.00%	8.00%	8.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Hardware and Other Miscellaneous [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	3.00%
Sales Revenue, Net, Software Licenses [Member] | Product Concentration Risk [Member] | Professional Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration Risk, Percentage	70.00%
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life	5 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life	10 years
Building [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life	30 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life	3 years
Furniture fixture and computer equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life	7 years
Customer Relationships [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Expected customer attrition period (years)	10 years
Customer Relationships [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives	5 years
Customer Relationships [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives	10 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives	3 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives	10 years
Settlement Deposits [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Short-term Investments	139.3
Scenario, Forecast [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Unbilled Receivables, Current					41.6
Foreign Exchange Contract [Member] | Forward Contracts [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount	85.4	57.3
Foreign Entities [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash and cash equivalents	$ 310.5